RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					1 Months Ended							3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 12, 2019	Apr. 11, 2018	May 04, 2017	Aug. 12, 2016	Sep. 15, 2021	Jun. 21, 2021	May 28, 2021	Dec. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Nov. 17, 2017	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
Description of monthly reimbursment amount of management fees					The agreement originally provided for a monthly reimbursement in the amount of $35,000, which amount was increased to $45,000 effective January 1, 2019
Debt Conversion, Converted Instrument, Shares Issued												699,863,854			14,000,000,000
Proceeds from Related Party Debt													$ 226,500
Reimbursement of management fees						$ 100,000
Proceeds from Lines of Credit													705,405	$ 0
Creative Medical Health [Member]
Debt Conversion, Converted Instrument, Shares Issued		19,711
Expense													$ 112,500	$ 135,000
Reimbursement of management fees								$ 45,000			$ 35,000
Number of Trading days											20 years			20 years
Management and consultant service											$ 35,000
Agreement Notice period											30 years
Debt Conversion, Original Debt, Amount		$ 136,003
Percentage of Common Stock, Discount on Shares at the market price													30.00%
Amounts due under the arrangement															$ 18,782	$ 82
Interest Payable, Current																0
Long-term Purchase Commitment, Amount	$ 100,000													$ 40,000		50,000
Cash payment	$ 50,000													$ 300,000		$ 300,000
Issuance of shares of common stock	667													84,656		133
Dr. Amit Patel
Proceeds from Related Party Debt				$ 2,000			$ 150,000
Mr. Timothy Warbington
Proceeds from Related Party Debt				$ 2,000			$ 50,000
Creative Medical Health [Member] | February Note [Member]
Interest Payable, Current			$ 4,050
Line of Credit Facility, Initiation Date																	Feb. 02, 2016
Proceeds from Lines of Credit																	$ 50,000
Line of Credit Facility, Maximum Borrowing Capacity			$ 50,000														$ 50,000
Line of Credit Facility, Expiration Date																	Apr. 30, 2018
Line of Credit Facility, Interest Rate During Period			8.00%
Creative Medical Health [Member] | May Note One [Member]
Interest Payable, Current									$ 4,050
Line of Credit Facility, Initiation Date									Jul. 31, 2017								May 01, 2016
Proceeds from Lines of Credit																	$ 50,000
Line of Credit Facility, Maximum Borrowing Capacity									$ 50,000	$ 50,000							$ 50,000
Line of Credit Facility, Expiration Date									Jul. 31, 2018	Apr. 30, 2018							Jul. 31, 2018
Line of Credit Facility, Interest Rate During Period									8.00%
Creative Medical Health [Member] | May Note Two [Member]
Line of Credit Facility, Initiation Date																	May 18, 2016
Proceeds from Lines of Credit																	$ 25,000
Line of Credit Facility, Maximum Borrowing Capacity																	$ 25,000
Line of Credit Facility, Expiration Date																	May 18, 2018